Note 13 - Share Option and Warrant Reserves - Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Risk-free interest rate	0.94%	0.66%
Share price volatility	77.00%	81.00%
Expected life (in years - weighted average)	4.34	4